Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ 4,114
Balance at end of period	4,376	$ 4,114	$ 4,182
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19
Balance at end of period	20	19	21
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	36	37	42
Provision for (reversal of) credit losses	(1)	(1)	(1)
Foreign exchange and other	2		(1)
Balance at end of period	37	36	40
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	17
Balance at end of period	17	17	19
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2
Balance at end of period	2	2	1
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	7	8
Foreign exchange and other			(1)
Balance at end of period	7	7	7
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5
Balance at end of period	5	5	6
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	17
Balance at end of period	18	17	20
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	17	18	20
Provision for (reversal of) credit losses		(1)
Foreign exchange and other	1
Balance at end of period	18	17	20
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	825
Balance at end of period	912	825	1,074
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12	12	14
Provision for (reversal of) credit losses	(1)		(1)
Foreign exchange and other	1
Balance at end of period	12	12	13
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12
Balance at end of period	$ 12	$ 12	$ 13